Financial Instruments - Timing of Expected Cash Outflows Relating to Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	$ 23,308	$ 58,110
Liquidity Risk Management
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	23,308
Lease obligations	1,440
Balance, end of period	24,748
Liquidity Risk Management | Less Than One Year
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	23,308
Lease obligations	409
Balance, end of period	23,717
Liquidity Risk Management | One to Three Years
Disclosure Of Financial Instruments [Line Items]
Lease obligations	818
Balance, end of period	818
Liquidity Risk Management | Three to Five Years
Disclosure Of Financial Instruments [Line Items]
Lease obligations	213
Balance, end of period	$ 213